Financial investments - Combined financial information for the VC funds (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)
Assets:
Cash and cash equivalents				¥ 1,195,351,730		¥ 602,270,607	¥ 584,762,494	$ 168,361,770
Total assets				11,650,024,640		8,837,663,448		1,640,871,650
Liabilities:
Payable to investors at fair value				0		141,288,810		0
Total liabilities				5,802,900,353		4,084,408,756		$ 817,321,420
Net income				¥ 1,186,793,974	$ 167,156,435	¥ 811,996,439	¥ 825,407,023
VC funds
Assets:
Cash and cash equivalents	¥ 207,486,569		¥ 357,201,450						$ 29,223,872
Investments	1,956,499,315		2,128,097,512						275,567,165
Other current or non-current assets	4,315,717		3,875,916						607,856
Total assets	2,168,301,601		2,489,174,878						305,398,893
Liabilities:
Payable and accruals	2,001,575		1,701,215						281,916
Payable to investors at fair value			2,461,245
Total liabilities	2,001,575		4,162,460						$ 281,916
Net investment income or loss	(24,856,047)	$ (3,500,901)	24,930,729
Net realized gain on investments	14,582,478	2,053,899	84,080,855
Net unrealized gain (loss) on investments	(50,420,352)	(7,101,558)	(1,520,805,915)
Net income	¥ (40,043,826)	$ (5,640,055)	¥ (1,162,642,437)